Long-Term Debt, Loan dated March 6, 2015 (Details) - Loan Agreement dated March 6, 2015 [Member] $ in Thousands				12 Months Ended
	Jul. 28, 2016 Payment	Dec. 23, 2015	Mar. 06, 2015 USD ($)	Dec. 31, 2017 USD ($) Installment
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 8,750
Percentage of net income limit for declaring dividends			50.00%
Term to meet consolidated installment and debt interest payments				18 months
Number of installments paid | Installment				11
Number of consecutive payment installments that can be partially deferred | Payment	4
Percentage of excess earnings to be applied towards payment of deferred installments	80.00%
Frequency of periodic payment				Quarterly
Installment payment				$ 250
Balloon payment				$ 4,550
Maturity date				Mar. 17, 2020
Maximum [Member]
Secured Credit Facilities [Abstract]
Leverage ratio		75.00%
Minimum [Member]
Secured Credit Facilities [Abstract]
EBITDA to net interest expense		2
Security requirement	125.00%
LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate			3.75%